UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2017

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 127.3%
Basic Industry(a)(b) - 3.8%
Atlas Iron Ltd., Capex Term Loan B	8.556%	5/6/21	$576,222	$547,411	(c)
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	643,500	254,182	*(c)(d)
Foresight Energy LLC, 2017 First Lien Term Loan	6.976%	3/28/22	1,027,425	985,257
Murray Energy Corp., Term Loan B2	8.546%	4/16/20	602,311	589,889	(e)
PQ Corp., 2016 USD Term Loan	5.476%	11/4/22	1,608,780	1,626,604
Westmoreland Coal Co., Term Loan B	7.796%	12/16/20	382,117	339,607

Total Basic Industry				4,342,950

Capital Goods(a)(b) - 6.9%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B	3.726%	10/31/23	538,258	540,090
Berry Plastics Group Inc., Term Loan I	3.617 - 3.726%	10/1/22	671,188	672,741
Berry Plastics Group Inc., Term Loan J	3.617%	1/19/24	279,300	279,843
BWAY Holding Co., 2017 Term Loan B	4.326%	4/3/24	1,030,000	1,030,368
Casella Waste Systems Inc., 2017 Term Loan B	3.959%	10/17/23	766,150	770,460
Consolidated Container Co., LLC, 2017 First Lien Term Loan	4.726%	5/22/24	410,000	413,139
GYP Holdings III Corp., 2017 Term Loan B	4.142%	4/1/23	799,097	801,844
Printpack Holdings Inc., 2016 Term Loan	4.250%	7/26/23	799,850	807,849	(c)
Reynolds Group Holdings Inc., USD 2017 Term Loan	4.226%	2/5/23	238,203	238,984
TransDigm Inc., Term Loan D	4.226 - 4.296%	6/4/21	457,641	458,213
Ventia Deco LLC, 2016 Term Loan B	4.796%	5/21/22	353,900	357,899	(c)
WP CPP Holdings LLC, New Second Lien Term Loan	8.922%	4/30/21	492,500	454,331	(c)
WP CPP Holdings LLC, Term Loan B3	4.672%	12/28/19	1,028,113	993,414	(e)

Total Capital Goods				7,819,175

Communications(a)(b) - 16.8%
Ancestry.com Operations Inc., 2017 First Lien Term Loan	4.340%	10/19/23	940,500	950,346
Ancestry.com Operations Inc., Second Lien Term Loan	9.460%	10/19/24	927,000	952,106
CBS Radio Inc., Term Loan B	4.716%	10/17/23	594,436	599,169
CenturyLink Inc., 2017 Term Loan B	1.375%	1/31/25	1,150,000	1,138,911
Charter Communications Operating LLC, 2016 Term Loan I	3.476%	1/15/24	711,000	714,506
Checkout Holding Corp., First Lien Term Loan	4.726%	4/9/21	257,850	215,903
CSC Holdings LLC, 2017 First Lien Term Loan	3.459%	7/17/25	505,313	504,523
Intelsat Jackson Holdings SA, Term Loan B2	4.000%	6/30/19	916,171	909,682
Level 3 Financing Inc., 2017 Term Loan B	3.466%	2/22/24	900,000	903,188
Lions Gate Entertainment Corp., 2016 First Lien Term Loan	4.226%	12/8/23	564,000	567,455
Numericable Group SA, USD Term Loan B11	3.944%	7/31/25	600,000	595,982
Radio One Inc., 2017 Term Loan B	5.300%	4/18/23	987,525	985,056
Rentpath Inc., First Lien Term Loan	6.480%	12/17/21	1,682,677	1,680,574
Sprint Communications Inc., First Lien Term Loan B	3.750%	2/2/24	2,304,225	2,306,693
Telenet Financing USD LLC, USD Term Loan AI	3.909%	6/30/25	760,000	761,188
Telesat Canada, Term Loan B4	4.300%	11/17/23	899,998	906,373
Unitymedia Hessen GmbH & Co. KG, Term Loan B	—	9/30/25	260,000	259,648	(e)
Univision Communications Inc., Term Loan C5	3.976%	3/15/24	1,323,430	1,301,511	(e)

UPC Financing Partnership, USD Term Loan AP	3.909%	4/15/25	1,420,000	1,423,373
Windstream Services, LLC, Repriced Term Loan B6	5.210%	3/29/21	565,546	564,485
Ziggo Secured Finance Partnership, USD Term Loan E	3.659%	4/15/25	900,000	898,875

Total Communications				19,139,547

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - 34.5%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.476 - 3.546%	2/16/24	$1,652,396	$1,652,052
Academy Ltd., 2015 Term Loan B	5.172 - 5.226%	7/1/22	1,127,057	888,496
Advantage Sales & Marketing Inc., 2014 First Lien Term Loan	—	7/23/21	603,449	582,781	(e)
Affinity Gaming LLC, Initial Term Loan	4.726%	7/1/23	502,755	506,447
American Axle & Manufacturing Inc., Term Loan B	3.470%	4/6/24	534,600	532,528
AP NMT Acquisition BV, USD First Lien Term Loan	6.898%	8/13/21	552,090	514,306	(e)
Bass Pro Group LLC, 2015 Term Loan B	4.367%	6/5/20	485,597	485,289
Bass Pro Group LLC, Asset Sale Term Loan	6.046%	6/9/18	580,000	582,900	(c)
Bass Pro Group LLC, Term Loan B	6.296%	12/16/23	810,000	788,955
BJ’s Wholesale Club Inc., 2017 First Lien Term Loan	—	2/3/24	360,000	349,838	(e)
Boyd Gaming Corp., Term Loan B3	3.688%	9/15/23	707,998	709,957
Brickman Group Ltd. LLC, First Lien Term Loan	4.209 - 4.224%	12/18/20	849,869	852,591
Caesars Entertainment Operating Co., Exit Term Loan	—	3/31/24	530,000	529,006	(e)
Caesars Entertainment Resort Properties LLC, Term Loan B	4.545%	10/11/20	1,316,493	1,322,665
Caesars Growth Properties Holdings LLC, 2017 Term Loan	4.226%	5/8/21	490,326	492,777
CCM Merger Inc., New Term Loan B	3.976%	8/8/21	826,835	832,778
CEC Entertainment Inc., Term Loan B	4.226%	2/14/21	1,003,298	1,000,006
CityCenter Holdings LLC, 2017 Term Loan B	3.716%	4/18/24	510,000	511,457
Crossmark Holdings Inc., First Lien Term Loan	4.796%	12/20/19	525,168	373,745
CS Intermediate Holdco 2 LLC, 2016 Term Loan B	3.546%	10/26/23	162,384	162,663
CWGS Group LLC, 2016 Term Loan	4.839 - 4.976%	11/8/23	1,432,800	1,442,292
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	260,000	263,939
Eldorado Resorts LLC, 2017 Term Loan B	3.375%	4/17/24	788,025	783,469
Equinox Holdings Inc., 2017 Second Lien Term Loan	8.226%	9/6/24	630,000	643,191
Equinox Holdings Inc., 2017 Term Loan B	4.476%	3/8/24	1,157,100	1,163,789
Fitness International LLC, Term Loan B	5.476%	7/1/20	1,516,891	1,539,329
Four Seasons Hotels Ltd., New First Lien Term Loan	3.726%	11/30/23	165,139	166,223
Gateway Casinos & Entertainment Ltd., Term Loan B1	5.046%	2/22/23	630,000	636,300
Greektown Holdings LLC, 2017 Term Loan B	4.226%	3/21/24	510,000	510,717
Hilton Worldwide Finance LLC, Term Loan B2	3.216%	10/25/23	347,631	349,056
Intrawest Resorts Holdings Inc., Term Loan B1	—	6/28/24	693,676	695,411	(c)(e)
Intrawest Resorts Holdings Inc., Term Loan B2	—	6/28/24	366,324	367,239	(c)(e)
J.C. Penney Corp. Inc., 2016 Term Loan B	5.450%	6/23/23	1,101,232	1,089,944	(e)
Jo-Ann Stores Inc., 2016 Term Loan	6.391%	10/20/23	1,376,867	1,373,139	(e)
Jo-Ann Stores Inc., 2017 Term Loan B	—	10/21/23	270,000	269,269	(e)
La Quinta Intermediate Holdings LLC, Term Loan B	3.908%	4/14/21	825,503	830,013
Landry’s Inc., 2016 Term Loan B	3.826 - 3.980%	10/4/23	1,024,600	1,022,785
Leslie’s Poolmart Inc., 2016 Term Loan	4.871%	8/16/23	1,161,973	1,166,694
Match Group Inc., Term Loan B1	4.367%	11/16/22	131,250	131,906	(c)
Michaels Stores Inc., 2016 Term Loan B1	3.839 - 3.976%	1/30/23	1,019,179	1,018,178
Mohegan Tribal Gaming Authority, 2016 Term Loan B	5.226%	10/13/23	828,974	837,513
Monitronics International Inc., Term Loan B2	6.796%	9/30/22	1,192,363	1,205,181
Neiman Marcus Group Ltd. LLC, 2020 Term Loan	4.339%	10/25/20	305,218	231,012
Petco Animal Supplies Inc., 2017 Term Loan B	4.172%	1/26/23	291,927	263,829

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
PetSmart Inc., Term Loan B	4.220%	3/11/22	$1,103,646	$1,027,685
Sally Holdings LLC, Term Loan B1	—	6/22/24	440,000	442,750	(c)(e)
Sally Holdings LLC, Term Loan B2	—	6/22/24	380,000	381,425	(c)(e)
Scientific Games International Inc., 2017 Term Loan B3	5.076 - 5.226%	10/1/21	1,379,782	1,395,058
Station Casinos LLC, 2016 Term Loan B	3.710%	6/8/23	707,935	708,820
TOMS Shoes LLC, Term Loan B	6.700%	10/28/20	1,537,915	838,164	(c)
Trans Union LLC, Term Loan B2	3.726%	4/9/23	759,746	765,852
UFC Holdings LLC, First Lien Term Loan	4.470%	8/18/23	704,675	707,506
UFC Holdings LLC, Second Lien Term Loan	8.716%	8/18/24	830,000	848,675
World Triathlon Corp., Term Loan B	5.546%	6/26/21	575,925	576,645	(c)(e)

Total Consumer Cyclical				39,364,235

Consumer Non-Cyclical(a)(b) - 29.7%
Access CIG LLC, First Lien Term Loan	6.216%	10/18/21	1,316,728	1,326,603
Acosta Holdco Inc., 2015 Term Loan B	4.476%	9/26/21	945,629	856,301
Air Medical Group Holdings Inc., Term Loan B	4.474%	4/28/22	1,685,600	1,657,577
Air Medical Group Holdings Inc., Term Loan B1	—	4/28/22	139,647	139,281	(e)
Air Methods Corp., 2017 Term Loan B	4.796%	4/21/24	865,427	857,855
Akorn Inc., Term Loan B	5.500%	4/16/21	967,428	978,287	(c)
Albertsons LLC, USD 2017 Term Loan B4	3.976%	8/25/21	855,382	845,825	(e)
Anchor Hocking LLC, Exit Term Loan	10.210%	6/4/18	434,533	428,015
Candy Intermediate Holdings Inc., 2016 Term Loan	5.796%	6/15/23	1,400,389	1,346,124
Catalent Pharma Solutions Inc., USD Term Loan B	3.976%	5/20/21	276,614	279,438
CHG Healthcare Services Inc., 2017 Term Loan B	4.422%	6/7/23	790,000	797,900
Community Health Systems Inc., Term Loan H	4.045 - 4.202%	1/27/21	705,276	705,024	(e)
CSM Bakery Solutions LLC, First Lien Term Loan	5.150%	7/3/20	1,065,377	1,012,108
Curo Health Services Holdings Inc., 2015 First Lien Term Loan	5.828 - 5.932%	2/7/22	1,417,393	1,431,566
DaVita HealthCare Partners Inc., Term Loan B	3.976%	6/24/21	485,000	488,421
Dole Food Co. Inc., 2017 Term Loan B	4.076 - 4.296%	4/6/24	310,000	311,079
Envision Healthcare Corp., 2016 Term Loan B	4.300%	12/1/23	835,800	840,397
Greatbatch Ltd., 2017 Term Loan B	4.710%	10/27/22	893,026	897,491
Hearthside Group Holdings LLC, 2017 Replacement Term Loan	4.226%	6/2/21	320,100	322,101
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	1,346,526	1,351,155
Jaguar Holding Co. II, 2017 Term Loan	3.976 - 4.046%	8/18/22	1,393,890	1,395,741
KIK Custom Products Inc., 2015 Term Loan B	5.793%	8/26/22	1,059,439	1,067,914
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B	—	6/28/24	360,000	362,250	(c)(e)
Lantheus Medical Imaging Inc., 2017 Term Loan	5.726%	6/30/22	807,975	811,678
Medical Depot Holdings Inc., First Lien Term Loan	5.063%	1/3/23	878,875	808,016	(c)
Nomad Foods Europe Midco Ltd., USD Term Loan B	—	4/18/24	840,000	843,544	(e)
Party City Holdings Inc., 2016 Term Loan	4.180 - 4.300%	8/19/22	1,150,681	1,152,839
Patheon Holdings I BV, 2017 USD Term Loan	4.504%	4/20/24	1,256,794	1,261,246
Post Holdings Inc., 2017 Series A Incremental Term Loan	3.470%	5/24/24	230,000	230,575	(e)
RadNet Inc., Reprice Term Loan	4.405%	6/30/23	727,297	730,593
Radnet Management Inc., Second Lien Term Loan	8.295%	3/25/21	546,000	548,730	(c)
RPI Finance Trust, Term Loan B6	3.296%	3/27/23	460,000	462,264
ServiceMaster Co., 2016 Term Loan B	3.726%	11/8/23	585,629	589,652
Shearer’s Foods Inc., First Lien Term Loan	5.234%	6/30/21	116,700	116,554

Shearer’s Foods Inc., Incremental Term Loan	5.546%	6/30/21	498,734	498,485
Shearer’s Foods Inc., Second Lien Term Loan	8.046%	6/30/22	590,000	573,775	(c)
Spencer Gifts LLC, Term Loan B1	5.330%	6/29/22	579,419	465,708
Sterigenics-Nordion Holdings LLC, 2017 Term Loan B	4.150%	5/15/22	866,489	864,865	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Surgery Center Holdings Inc., 2017 Term Loan B	—	6/6/24	$430,000	$431,612	(e)
U.S. Anesthesia Partners Inc., 2017 Term Loan	—	6/7/24	763,000	764,907	(e)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.830%	4/1/22	1,470,572	1,492,120
Vizient Inc., 2017 Term Loan B	4.726%	2/13/23	706,082	713,584
Weight Watchers International Inc., Term Loan B2	4.330 - 4.470%	4/2/20	468,776	453,187
WP CityMD Bidco LLC, First Lien Term Loan	5.296%	5/25/24	330,000	330,825

Total Consumer Non-Cyclical				33,843,212

Electric(a)(b) - 6.4%
Chief Power Finance LLC, Term Loan B	6.070%	12/31/20	1,281,437	900,209
EIF Channelview Cogeneration LLC, Term Loan B	4.476%	5/8/20	255,680	237,782	(c)
Empire Generating Co., LLC, Term Loan B	5.430%	3/14/21	675,563	653,608
Empire Generating Co., LLC, Term Loan C	5.430%	3/14/21	66,783	64,612
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan	—	6/23/18	1,070,000	1,074,459	(e)
Green Energy Partners/Stonewall LLC, Term Loan B1	6.796%	11/13/21	130,000	120,250	(c)
Moxie Patriot LLC, Term Loan B1	7.046%	12/19/20	478,962	441,244
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,071,711	769,847	*(d)
Terra-Gen Finance Co., LLC, Term Loan B	5.290%	12/9/21	330,801	309,298	(c)
TEX Operations Co., LLC, Exit Term Loan B	3.976%	8/4/23	996,456	988,110
TEX Operations Co., LLC, Exit Term Loan C	3.795%	8/4/23	228,404	226,491
TPF II Power LLC, Term Loan B	5.226%	10/2/23	1,295,024	1,295,348
Vistra Operations Co., LLC, 2016 Term Loan B2	4.459 - 4.488%	12/14/23	238,800	239,278

Total Electric				7,320,536

Energy - 4.6%
BCP Raptor LLC, Term Loan B	—	6/6/24	950,000	940,500	(a)(b)(c)(e)
Blue Ridge Mountain Resources Inc., Exit Term Loan	8.000%	5/6/19	43,363	43,146	(a)(b)(c)(f)
Chesapeake Energy Corp., First Lien Term Loan	8.686%	8/23/21	570,000	609,722	(a)(b)
Expro FinServices Sarl, Term Loan B	5.960%	9/2/21	521,654	356,029	(a)(b)
Hercules Offshore Inc. (wind-down lender claim)	—	—	113,703	86,415	*(c)(d)
Houston Fuel Oil Co., LLC, Term Loan B	4.545%	8/19/21	554,325	551,900	(a)(b)
KCA Deutag U.S. Finance LLC, Term Loan B	6.922%	5/15/20	876,815	796,806	(a)(b)
MEG Energy Corp., 2017 Term Loan B	4.680 - 4.720%	12/31/23	1,416,450	1,381,333	(a)(b)(e)
Pacific Drilling SA, Term Loan B	4.750%	6/3/18	903,846	384,135	(a)(b)
Paragon Offshore Finance Co., Term Loan B	6.000%	7/18/21	276,500	106,971	(a)(b)

Total Energy				5,256,957

Financial Other(a)(b) - 1.9%
Fortress Investment Group LLC, 2017 Term Loan B	—	6/2/22	500,000	503,542	(e)
PGX Holdings Inc., First Lien Term Loan	6.480%	9/29/20	610,337	612,817
VFH Parent LLC, 2017 Term Loan	—	10/15/21	1,050,000	1,058,313	(e)

Total Financial Other				2,174,672

Industrial Other(a)(b) - 6.9%
Allflex Holdings III Inc., New First Lien Term Loan	4.583%	7/20/20	407,791	410,764
Allflex Holdings III Inc., New Second Lien Term Loan	8.156%	7/19/21	890,000	897,649
Garda World Security Corp., 2017 Term Loan	5.226%	5/24/24	633,783	637,744
Laureate Education Inc., 2017 Term Loan B	5.726%	4/26/24	997,500	1,002,487
Lineage Logistics Holdings LLC, 2014 Term Loan	4.726%	4/7/21	1,491,638	1,495,367

Nord Anglia Education Finance LLC, Term Loan	4.702%	3/31/21	1,496,096	1,500,772
Prime Security Services Borrower LLC, 2016 First Lien Term Loan	3.974%	5/2/22	1,176,915	1,179,962
Securus Technologies Holdings Inc., 2017 First Lien Term Loan	—	8/25/24	780,000	778,903	(e)

Total Industrial Other				7,903,648

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance(a)(b) - 1.1%
MPH Acquisition Holdings LLC, 2016 Term Loan B	4.296%	6/7/23	$1,200,173	$1,201,523

Property & Real Estate(a)(b) - 1.0%
Communications Sales & Leasing Inc., 2017 Term Loan B	4.226%	10/24/22	1,098,588	1,099,729

Technology(a)(b) - 7.9%
Almonde Inc., USD First Lien Term Loan	4.736%	6/13/24	710,000	711,025
Almonde Inc., USD Second Lien Term Loan	—	6/13/25	450,000	459,281	(e)
Ascend Learning LLC, 2017 Term Loan B	—	7/5/22	480,000	480,900	(c)(e)
Change Healthcare Holdings Inc., 2017 Term Loan B	3.976%	3/1/24	1,665,825	1,668,167
CompuCom Systems Inc., REFI Term Loan B	4.480%	5/9/20	283,968	224,098
Dell Inc., Term Loan A2	3.480%	9/7/21	537,975	539,320
Donnelley Financial Solutions Inc., Term Loan B	5.076%	9/30/23	152,457	154,139
First Data Corp., 2017 Term Loan	3.716%	4/26/24	898,380	899,166
Hyland Software Inc., Incremental Term Loan B	—	7/1/22	410,000	412,861	(e)
Infinity Acquisition LLC, New Term Loan B	4.546%	8/6/21	899,942	896,005
MA FinanceCo., LLC, 2017 Term Loan B2	3.672%	11/19/21	300,000	300,094
MA FinanceCo., LLC, USD Term Loan B3	3.964%	4/29/24	68,358	68,435
ON Semiconductor Corp., 2017 Term Loan B	3.476%	3/31/23	192,268	192,809
Seattle Spinco Inc., USD Term Loan B3	4.030%	4/19/24	461,642	462,161
Tempo Acquisition LLC, Term Loan B	4.060%	5/1/24	360,000	361,162
Western Digital Corp., 2017 USD Term Loan B	3.976%	4/29/23	500,953	504,749
Xerox Business Services LLC, USD Term Loan B	5.226%	12/7/23	597,000	606,204

Total Technology				8,940,576

Transportation(a)(b) - 5.8%
Air Canada, 2017 Term Loan B	3.460%	10/6/23	390,000	392,113
American Airlines Inc., 2016 USD Term Loan B	3.659%	12/14/23	383,200	383,850
American Airlines Inc., 2017 Term Loan B	3.220%	6/26/20	507,954	508,113
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2	3.962%	3/20/22	1,820,000	1,838,211
Commercial Barge Line Co., 2015 First Lien Term Loan	9.976%	11/12/20	1,218,750	1,061,836
Syncreon Global Finance (U.S.) Inc., Term Loan B	5.265%	10/28/20	1,577,903	1,392,499
United Airlines Inc., 2017 Term Loan B	3.422%	4/1/24	528,675	531,252
XPO Logistics Inc., 2017 Term Loan B	3.405%	11/1/21	540,257	542,283

Total Transportation				6,650,157

TOTAL SENIOR LOANS (Cost - $147,477,274)				145,056,917

CORPORATE BONDS & NOTES - 16.5%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	200,000	201,500	(g)

Diversified Consumer Services - 1.9%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,000,000	2,178,320	(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	$280,000	$287,000	(g)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	360,000	372,277
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	200,000	212,000	(g)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	775,000	843,781	(g)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	2,200,000	2,310,000	(g)

Total Media				4,025,058

Specialty Retail - 0.2%
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	210,000	203,437	(g)

TOTAL CONSUMER DISCRETIONARY				6,608,315

ENERGY - 2.9%
Energy Equipment & Services - 0.6%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	680,000	663,000	(g)

Oil, Gas & Consumable Fuels - 2.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	310,000	359,600	(g)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	100,000	102,500
Magnum Hunter Resources Corp. Escrow	—	—	120,000	0	*(c)(f)(h)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	720,000	860,400	(g)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	60,000	48,300
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,290,000	1,314,188	(g)

Total Oil, Gas & Consumable Fuels				2,684,988

TOTAL ENERGY				3,347,988

FINANCIALS - 1.6%
Consumer Finance - 0.7%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	90,000	100,800
Navient Corp., Senior Notes	5.000%	10/26/20	470,000	488,800
Navient Corp., Senior Notes	6.125%	3/25/24	200,000	207,000

Total Consumer Finance				796,600

Thrifts & Mortgage Finance - 0.9%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,030,000	1,068,625	(g)

TOTAL FINANCIALS				1,865,225

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	240,000	248,664
HCA Inc., Senior Secured Notes	5.250%	6/15/26	190,000	205,390
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	160,000	163,400

TOTAL HEALTH CARE				617,454

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	550,000	556,875	(g)

Commercial Services & Supplies - 0.0%
ADT Corp., Senior Secured Notes	4.125%	6/15/23	50,000	49,688

Marine - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,330,000	1,133,825	(g)

TOTAL INDUSTRIALS				1,740,388

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.3%
Containers & Packaging - 0.3%
BWAY Holding Co., Senior Secured Notes	5.500%	4/15/24	$320,000	$327,600	(g)

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	271,593

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.7%
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,000,000	927,500
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	680,000	734,400	(g)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	215,250	(g)

Total Diversified Telecommunication Services				1,877,150

Wireless Telecommunication Services - 1.6%
Sprint Corp., Senior Notes	7.250%	9/15/21	650,000	723,937
Sprint Corp., Senior Notes	7.875%	9/15/23	1,000,000	1,152,500

Total Wireless Telecommunication Services				1,876,437

TOTAL TELECOMMUNICATION SERVICES				3,753,587

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	272,802	259,162

TOTAL CORPORATE BONDS & NOTES (Cost - $17,703,615)				18,791,312

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Dayco Products LLC			4,745	149,467	(c)
Dayco Products LLC			167	5,261	(c)

Total Automobiles				154,728

Household Durables - 0.6%
EveryWare Global Inc.			84,519	633,893	*(c)

TOTAL CONSUMER DISCRETIONARY				788,621

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Blue Ridge Mountain Resources Inc.			45,562	407,780	*
SemGroup Corp., Class A Shares			24,938	673,326

TOTAL ENERGY				1,081,106

MATERIALS - 0.6%
Metals & Mining - 0.4%
Atlas Iron Ltd.			37,102,717	427,786	*(f)

Paper & Forest Products - 0.2%
Verso Corp., Class A Shares			44,908	210,618	*

TOTAL MATERIALS				638,404

TOTAL COMMON STOCKS (Cost - $5,164,279)				2,508,131

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY†		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%
Atlas Iron Ltd. (Cost - $0)		7/31/17	32,891,063	$25,280	*(c)(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $170,345,168)				166,381,640

	RATE		SHARES
SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $9,464,094)	0.935%		9,464,094	9,464,094

TOTAL INVESTMENTS - 154.3% (Cost - $179,809,262#)				175,845,734
Liabilities in Excess of Other Assets - (54.3)%				(61,847,475)

TOTAL NET ASSETS - 100.0%				$113,998,259

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	The coupon payment on these securities is currently in default as of June 30, 2017.

(e)	All or a portion of this loan is unfunded as of June 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital. The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$3,541,357	$801,593		$4,342,950
Capital Goods	—	6,199,096	1,620,079		7,819,175
Consumer Cyclical	—	35,347,795	4,016,440		39,364,235
Consumer Non-Cyclical	—	29,707,289	4,135,923		33,843,212
Electric	—	6,653,206	667,330		7,320,536
Energy	—	4,186,896	1,070,061		5,256,957
Technology	—	8,459,676	480,900		8,940,576
Other Senior Loans	—	38,169,276	—		38,169,276
Corporate Bonds & Notes:
Energy	—	3,347,988	0	*	3,347,988
Other Corporate Bonds & Notes	—	15,443,324	—		15,443,324
Common Stocks:
Consumer Discretionary	—	—	788,621		788,621
Energy	$673,326	407,780	—		1,081,106
Materials	210,618	427,786	—		638,404
Warrants	—	—	25,280		25,280

Total Long-Term Investments	883,944	151,891,469	13,606,227		166,381,640

Short-Term Investments†	9,464,094	—	—		9,464,094

Total Investments	$10,348,038	$151,891,469	$13,606,227		$175,845,734

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	SENIOR LOANS
INVESTMENTS IN SECURITIES	BASIC INDUSTRY	CAPITAL GOODS	COMMUNICATIONS	CONSUMER CYCLICAL	CONSUMER NON-CYCLICAL	ELECTRIC
Balance as of September 30, 2016	$1,043,782	$2,403,183	$241,491	$1,193,663	$3,951,505	$3,531,043
Accrued premiums/discounts	5,487	1,475	137	3,401	12,974	2,999
Realized gain (loss)	(878)	(544)	19	137	15,431	(56,649)
Change in unrealized appreciation (depreciation)(1)	582,198	65,307	(19,669)	32,275	(45,359)	(40,958)
Purchases	11,958	—	—	3,180,343	2,186,334	10,611
Sales	(501,347)	(849,342)	(6,075)	(26,362)	(1,665,014)	(1,529,430)
Transfers into Level 3(2)	—	—	—	838,164	573,775	237,782
Transfers out of Level 3(3)	(339,607)	—	(215,903)	(1,205,181)	(893,723)	(1,488,068)

Balance as of June 30, 2017	$801,593	$1,620,079	—	$4,016,440	$4,135,923	$667,330

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017(1)	$528,816	$6,887	—	$24,747	$(18,757)	$30,287

Notes to Schedule of Investments (unaudited) (continued)

	SENIOR LOANS				CORPORATE BONDS AND NOTES
INVESTMENTS IN SECURITIES (cont’d)	ENERGY	INDUSTRIAL OTHER	TECHNOLOGY	TRANSPORTATION	ENERGY
Balance as of September 30, 2016	$1,624,682	$3,003,372	$231,438	$2,131,140	$0	*
Accrued premiums/discounts	1,827	8,610	85	1,275	—
Realized gain (loss)	(18,781)	93	370	(1,330)	—
Change in unrealized appreciation (depreciation)(1)	115,080	7,195	(11)	(28,519)	—
Purchases	1,260,529	—	480,700	—	—
Sales	(564,570)	(23,131)	(77,543)	(2,102,566)	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers out of Level 3(3)	(1,348,706)	(2,996,139)	(154,139)	—	—

Balance as of June 30, 2017	$1,070,061	—	$480,900	—	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017(1)	$71,331	—	$1,350	—	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	WARRANTS		TOTAL
Balance as of September 30, 2016	$747,102	$0	*	$20,102,401
Accrued premiums/discounts	—	—		38,270
Realized gain (loss)	—	—		(62,132)
Change in unrealized appreciation (depreciation)(1)	41,519	25,280		734,338
Purchases	—	—		7,130,475
Sales	—	—		(7,345,380)
Transfers into Level 3(2)	—	—		1,649,721
Transfers out of Level 3(3)	—	—		(8,641,466)

Balance as of June 30, 2017	$788,621	$25,280		$13,606,227

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017(1)	$41,519	$25,280		$711,460

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,978,512
Gross unrealized depreciation	(6,942,040)

Net unrealized depreciation	$(3,963,528)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017